Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Dividend Growers ETF
Entity Central Index Key	0001969489
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Dividend Growers ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Dividend Growers ETF
Class Name	Capital Group Dividend Growers ETF
Trading Symbol	CGDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Dividend Growers ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,00 0 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGDG	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 16.05% on a net asset value (NAV) basis and 15.86% on a market price basis for the year ended May 31, 2025. These results compare with a 13.65% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a late-stage rally in the technology sector. Overseas, European equity markets advanced, overcoming trade tensions and geopolitical uncertainties. Markets in the U.K. moved higher, while Japan's economy shrank. Among emerging markets, China rebounded on government stimulus and rising exports, while India remained steady with flat returns.
Overall, most sectors added to the fund’s positive results, with information technology, consumer staples and financials particularly additive. Holdings in communication services and industrials holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in Canada, Pacific ex Japan, eurozone and the U.K. greatly contributed to absolute returns.
In terms of detractors, holdings in materials, health care, energy and consumer discretionary sectors saw negative returns during the period. Likewise, investments in companies based in other European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	Since inception 1
Capital Group Dividend Growers ETF (at NAV) 2	16.05%	19.89%
MSCI ACWI (All Country World Index) 3	13.65%	21.10%
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,330,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,330
Total number of portfolio holdings	93
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)